Financial instruments by category (Details) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021
Borrowings [Member]
Statement [Line Items]
Subtotal financial liabilities	$ 141,431,000,000	$ 194,594,000,000
Financial liabilities at amortized cost (i)	141,431,000,000	194,594,000,000
Total	141,431,000,000	194,594,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	34,109,000,000	38,471,000,000
Subtotal financial assets	38,473,000,000	40,925,000,000
Non-financial assets	10,662,000,000	15,546,000,000
Total	49,135,000,000	56,471,000,000
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,546,000,000	1,825,000,000
Non-financial assets	0	0
Total	1,546,000,000	1,825,000,000
Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,769,000,000	1,345,000,000
Non-financial assets	0	0
Total	1,769,000,000	1,345,000,000
Mutual Funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	16,128,000,000	62,000,000
Non-financial assets	0	0
Total	16,128,000,000	62,000,000
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	114,000,000	180,000,000
Subtotal financial assets	499,000,000	1,252,000,000
Non-financial assets	0	0
Total	499,000,000	1,252,000,000
Crops Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	304,000,000	293,000,000
Non-financial assets	0	0
Total	304,000,000	293,000,000
Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial liabilities	280,000,000	425,000,000
Total	280,000,000	425,000,000
Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	70,000,000	80,000,000
Non-financial assets	0	0
Total	70,000,000	80,000,000
Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Total	163,000,000	52,000,000
Subtotal financial liabilities	163,000,000	52,000,000
Foreign Currency Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	264,000,000	515,000,000
Non-financial assets	0	0
Total	264,000,000	515,000,000
Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Total	139,000,000	20,000,000
Subtotal financial liabilities	139,000,000	20,000,000
Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	16,649,000,000	34,463,000,000
Non-financial assets	0	0
Total	16,649,000,000	34,463,000,000
Crops Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	2,227,000,000	253,000,000
Non-financial assets	0	0
Total	2,227,000,000	253,000,000
Restricted Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	466,000,000	331,000,000
Subtotal financial assets	466,000,000	331,000,000
Non-financial assets	0	0
Total	466,000,000	331,000,000
Cash at bank and on hand [Member] | Cash And Cash Equivalents [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	18,262,000,000	10,680,000,000
Subtotal financial assets	18,262,000,000	10,680,000,000
Non-financial assets	0	0
Total	18,262,000,000	10,680,000,000
Swaps [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		0
Subtotal financial assets		20,000,000
Non-financial assets		0
Total		20,000,000
Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial liabilities	55,000,000	177,000,000
Total	55,000,000	177,000,000
Trade And Other Payables [Member]
Statement [Line Items]
Subtotal financial liabilities	24,853,000,000	25,363,000,000
Financial liabilities at amortized cost (i)	24,853,000,000	25,363,000,000
Non-financial liabilities	10,667,000,000	10,443,000,000
Total	35,520,000,000	35,806,000,000
Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Subtotal financial liabilities	484,000,000	1,176,000,000
Financial liabilities at amortized cost (i)	3,000,000
Total	484,000,000	1,176,000,000
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	20,000,000
Financial liabilities at fair value through profit or loss	119,000,000	251,000,000
Level 2 [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	103,000,000	156,000,000
Level 2 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		20,000,000
Financial liabilities at fair value through profit or loss	16,000,000	95,000,000
Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	43,706,000,000	42,283,000,000
Financial liabilities at fair value through profit or loss	999,000,000	1,599,000,000
Level 1 [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	4,364,000,000	2,454,000,000
Level 1 [Member] | Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,546,000,000	1,825,000,000
Level 1 [Member] | Bonds 1 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,769,000,000	1,345,000,000
Level 1 [Member] | Mutual Funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	16,128,000,000	62,000,000
Level 1 [Member] | Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	385,000,000	993,000,000
Level 1 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	304,000,000	293,000,000
Financial liabilities at fair value through profit or loss	177,000,000	269,000,000
Level 1 [Member] | Foreign Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	70,000,000	80,000,000
Financial liabilities at fair value through profit or loss	163,000,000	52,000,000
Level 1 [Member] | Foreign Currency Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	264,000,000	515,000,000
Financial liabilities at fair value through profit or loss	139,000,000	20,000,000
Level 1 [Member] | Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	16,649,000,000	34,463,000,000
Level 1 [Member] | Crops Future Contracts [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	2,227,000,000	253,000,000
Financial liabilities at fair value through profit or loss	481,000,000	1,176,000,000
Level 1 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	82,000,000
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	79,000,000
Financial liabilities at fair value through profit or loss	0	0
Level 3 [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 0	0
Level 3 [Member] | Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		$ 79,000,000